EQUITY SETTLED SHARE-BASED TRANSACTIONS - Stock Option (Details) - Stock options ¥ in Thousands					12 Months Ended
	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2019 $ / shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 $ / shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 $ / shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 CNY (¥) shares
Number of options
Balance at beginning of year (in shares) | shares						74,486,640		101,628,660		123,400,854
Granted (in shares) | shares						0		1,800,000		10,000,000
Exercised (in shares) | shares						(4,366,240)		(18,594,040)		(30,751,280)
Forfeited (in shares) | shares						(1,266,700)		(10,347,980)		(1,020,914)
Balance at end of year (in shares) | shares	68,853,700	74,486,640	101,628,660	123,400,854		68,853,700		74,486,640		101,628,660	123,400,854
Exercisable at end of year (in shares) | shares												57,978,720	44,886,800	40,004,140
Weighted average exercise price
Balance at beginning of year (in dollars per share) | $ / shares					$ 0.394		$ 0.361		$ 0.370
Granted (in dollars per share) | $ / shares							0.500		0.500
Exercised (in dollars per share) | $ / shares					0.163		0.163		0.175
Forfeited (in dollars per share) | $ / shares					0.500		0.476		0.213
Balance at end of year (in dollars per share) | $ / shares					0.410		0.394		0.361
Exercisable balance at end of year (in dollars per share) | $ / shares					$ 0.393		$ 0.352		$ 0.292
Weighted average remaining contractual term
Outstanding (in years)	2 years 4 months 28 days	3 years 4 months 24 days	4 years 5 months 27 days	5 years 4 months 17 days						3 years 4 months 24 days	4 years 5 months 27 days
Exercisable at end of year	2 years 9 months 18 days	3 years 3 months 18 days	3 years 4 months 28 days
Aggregate intrinsic value
Balance at beginning of year (in dollars)						¥ 40,593		¥ 77,496		¥ 385,869
Balance at end of year (in dollars)	¥ 28,439	¥ 40,593	¥ 77,496	¥ 385,869		¥ 28,439		40,593		77,496	¥ 385,869
Exercisable at end of year (in dollars)												¥ 27,733	¥ 31,353	¥ 30,505
Additional disclosures
Fair value of options granted during the year	0	1,150	8,290
Total unrecognized compensation cost related to unvested stock options (in RMB)												¥ 720	¥ 6,780	¥ 31,570
Recognition period (in years)						1 year 1 month 13 days
Compensation cost	¥ 5,930	¥ 24,690	¥ 78,120
Income Tax benefit						¥ 0		¥ 0		¥ 0
Fair value assumptions
Expected volatility (expressed as weighted average volatility) (as percent)								48.19%		47.23%
Expected dividends (as percent)								4.27%		4.30%
Minimum
Fair value assumptions
Option life (in years)								5 years 6 months 11 days		5 years 7 months 21 days
Expected dividends (as percent)											4.30%
Risk-free interest rate (as a percent)								2.81%		1.78%
Maximum
Fair value assumptions
Option life (in years)								6 years 6 months 11 days		9 years 3 months 26 days
Risk-free interest rate (as a percent)								2.85%		2.10%